Shareholder Report, Line Graph (Details) 192033_Campbell Systematic Macro Fund_Class A_TSR Annual {Class A} - USD ($)												12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	[1]											Class A (with sales charge)**
Accumulated Value		$ 15,227	$ 14,774	$ 14,325	$ 14,192	$ 10,922	$ 9,415	$ 10,590	$ 8,790	$ 8,726	$ 9,649	$ 16,529
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												S&P 500 Total Return Index
Accumulated Value		34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Barclay BTOP50 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Barclay BTOP50 Index
Accumulated Value		12,971	13,006	12,840	12,915	10,960	9,670	10,211	9,235	9,318	10,000	$ 15,379
SG CTA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												SG CTA Index
Accumulated Value		$ 11,884	$ 12,561	$ 12,628	$ 12,949	$ 10,712	$ 9,607	$ 10,292	$ 9,466	$ 9,442	$ 10,000	$ 14,074

[1]
**	The Fund commenced operations on March 8, 2013 as a separate portfolio (the “Predecessor Fund”) of Equinox Funds Trust. Effective May 29, 2020, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. The performance shown for periods prior to May 29, 2020 represents the performance of the Predecessor Fund.